FINANCIAL RISK MANAGEMENT - Narrative, Collateral Held as Security for Financial Assets (Details) - GBP (£) £ in Millions		Dec. 31, 2021	Dec. 31, 2020
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Held as Security for Financial Assets [Line Items]
Loans and advances to banks	[1]	£ 7,001	£ 8,060
Loans and advances to customers	[1]	448,567	440,200
Financial assets at fair value through profit or loss	[1]	206,771	191,169
Derivative financial instruments		22,051	29,613
Assets obtained by taking possession of collateral or calling on other credit enhancements		86	125
Net exposure
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Held as Security for Financial Assets [Line Items]
Financial assets at fair value through profit or loss		89,146	94,720
Derivative financial instruments		10,451	13,747
Off balance sheet items		73,902	76,515
Maximum exposure
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Held as Security for Financial Assets [Line Items]
Financial assets at fair value through profit or loss		89,146	94,720
Derivative financial instruments		22,051	29,613
Off balance sheet items		73,902	76,515
Irrevocable loan commitments and contingencies
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Held as Security for Financial Assets [Line Items]
Fair value of collateral held		17,149	19,548
Loans and advances to banks and reverse repurchase agreements
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Held as Security for Financial Assets [Line Items]
Collateral held permitted to be sold or repledged		620	2,682
Retail non-mortgage | Stage 3
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Held as Security for Financial Assets [Line Items]
Loans and advances to customers		1,104	538
Allowance for impairment losses		438	492
Retail non-mortgage | Stage 1 and stage 2
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Held as Security for Financial Assets [Line Items]
Loans and advances to customers		55,959	58,183
Collateralised loan
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Held as Security for Financial Assets [Line Items]
Collateral held permitted to be sold or repledged		52,690	59,157
Commercial loans | Stage 3
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Held as Security for Financial Assets [Line Items]
Loans and advances to customers		636	739
Allowance for impairment losses		198	294
Commercial loans | Stage 3 | Accumulated impairment
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Held as Security for Financial Assets [Line Items]
Fair value of collateral held		693	753
Trading & other financial assets at fair value through profit or loss
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Held as Security for Financial Assets [Line Items]
Collateral held permitted to be sold or repledged		15,640	13,169
Collateral sold or repledged in absence of default by owner of collateral, at fair value		7,251	10,049
Trading & other financial assets at fair value through profit or loss | Stock borrowing
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Held as Security for Financial Assets [Line Items]
Collateral held permitted to be sold or repledged		14,100	54,232
Collateral sold or repledged in absence of default by owner of collateral, at fair value		6,537	52,887
Loans and advances to banks and reverse repurchase agreements | Net amount recognised in the balance sheet
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Held as Security for Financial Assets [Line Items]
Loans and advances to banks		10,533	10,746
Loans and advances to banks and reverse repurchase agreements | Cash collateral received/ pledged
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Held as Security for Financial Assets [Line Items]
Loans and advances to banks		1,731	3,105
Loans and advances to customers and reverse repurchase agreements | Net amount recognised in the balance sheet
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Held as Security for Financial Assets [Line Items]
Loans and advances to customers		499,788	498,843
Loans and advances to customers and reverse repurchase agreements | Cash collateral received/ pledged
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Held as Security for Financial Assets [Line Items]
Loans and advances to customers		798	2,094
Financial assets at fair value through profit or loss
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Held as Security for Financial Assets [Line Items]
Loans and advances to banks		4,170	4,467
Loans and advances to customers		25,368	24,009
Financial assets at fair value through profit or loss		206,771	191,169
Financial assets at fair value through profit or loss | Net amount recognised in the balance sheet
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Held as Security for Financial Assets [Line Items]
Financial assets at fair value through profit or loss		206,771	191,169
Financial assets at fair value through profit or loss | Cash collateral received/ pledged
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Held as Security for Financial Assets [Line Items]
Financial assets at fair value through profit or loss		20	24
Derivative assets | Net amount recognised in the balance sheet
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Held as Security for Financial Assets [Line Items]
Derivative financial instruments		22,051	29,613
Derivative assets | Cash collateral received/ pledged
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Held as Security for Financial Assets [Line Items]
Derivative financial instruments		5,658	8,715
Reverse repurchase agreements included in above amounts: | Loans and advances to banks and reverse repurchase agreements | Net amount recognised in the balance sheet
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Held as Security for Financial Assets [Line Items]
Loans and advances to banks		3,532	2,686
Reverse repurchase agreements included in above amounts: | Loans and advances to banks and reverse repurchase agreements | Cash collateral received/ pledged
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Held as Security for Financial Assets [Line Items]
Loans and advances to banks		0	0
Reverse repurchase agreements included in above amounts: | Loans and advances to customers and reverse repurchase agreements | Net amount recognised in the balance sheet
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Held as Security for Financial Assets [Line Items]
Loans and advances to customers		51,221	58,643
Reverse repurchase agreements included in above amounts: | Loans and advances to customers and reverse repurchase agreements | Cash collateral received/ pledged
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Held as Security for Financial Assets [Line Items]
Loans and advances to customers		0	0
Reverse repurchase agreements included in above amounts: | Financial assets at fair value through profit or loss | Net amount recognised in the balance sheet
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Held as Security for Financial Assets [Line Items]
Financial assets at fair value through profit or loss		14,921	12,993
Reverse repurchase agreements included in above amounts: | Financial assets at fair value through profit or loss | Cash collateral received/ pledged
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Held as Security for Financial Assets [Line Items]
Financial assets at fair value through profit or loss		£ 20	£ 24

[1]	See note 1 regarding changes to presentation.